ACCUMULATED OTHER COMPREHENSIVE LOSS, Reclassification Out of Each Component (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net impairment loss recognized in earnings	$ 0	$ 0	$ 9
Total reclassifications before tax	32,901	29,380	25,216
Interest expense	(6,882)	(5,856)	(7,299)
Income tax expense (benefit)	10,135	9,363	7,195
Total reclassifications for the period, net of tax	22,766	20,017	18,021
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax			(39)
Accumulated Other Comprehensive Loss [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period, net of tax	0	0	0
Unrealized Gains (Losses) on Securities Available For Sale [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net gains on securities	301	75	329
Net impairment loss recognized in earnings	0	0	(9)
Total reclassifications before tax	301	75	320
Income tax expense (benefit)	105	26	112
Total reclassifications for the period, net of tax	$ 196	$ 49	208
Unrealized Losses on Settled Derivatives [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense			(380)
Income tax expense (benefit)			(133)
Total reclassifications for the period, net of tax			$ (247)